Schedule of Investments PIMCO California Municipal Income Fund II	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.4% ¤
MUNICIPAL BONDS & NOTES 168.6%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$940	$56

CALIFORNIA 153.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (b)	2,400	628
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	3,085	1,705
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,700	2,718
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	720	224
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,023
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2047	3,000	2,969
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,800	1,787
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,600	1,592
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,000	2,153
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	2,700	2,246
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	783
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	855
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	885	890
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	9,000	1,373
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	5,100	995
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	1,300	1,364
5.000% due 10/01/2048	1,320	1,374
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	5,000	5,057
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 08/15/2055	6,275	6,393
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,518
4.000% due 11/01/2044	1,000	1,003
4.000% due 11/01/2051	2,750	2,727
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	1,200	1,176
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,800	2,040
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,400	1,401
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	6,250	488
4.000% due 11/01/2045	850	829
8.000% due 01/01/2050	1,900	1,939
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,800	2,009
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2041	500	498
California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	1,033
5.000% due 06/01/2043	1,465	1,548
California Municipal Finance Authority Revenue Bonds, Series 2020 4.100% due 10/01/2045	1,100	1,099
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,500	1,292
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	2,000	2,088

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,650	1,722
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	3,250	3,252
California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,524
5.000% due 10/01/2047	2,000	2,057
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	1,500	1,545
California State General Obligation Bonds, Series 2022 4.000% due 09/01/2042	1,500	1,541
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	2,000	2,049
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	5,000	5,106
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	1,000	1,141
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	1,100	1,200
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2043	1,350	1,345
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	214
5.000% due 06/01/2046	2,000	2,001
5.000% due 12/01/2046	2,600	2,621
5.250% due 12/01/2056	3,550	3,589
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	982
4.000% due 12/01/2053	230	215
4.000% due 12/01/2057	2,000	1,848
5.000% due 03/01/2048	2,800	2,859
5.500% due 12/01/2058	2,200	2,261
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,990	1,783
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	1,290	1,316
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,565	1,732
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	2,000	2,142
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,000	592
0.000% due 08/01/2040 (b)	1,400	703
0.000% due 08/01/2043 (b)	1,750	755
0.000% due 08/01/2044 (b)	1,405	577
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	3,000	2,965
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	687
4.000% due 08/01/2047	595	491
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	631
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,500	1,669
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,790	1,790
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	354
3.400% due 10/01/2046	445	363
4.000% due 08/01/2056	250	215
4.000% due 10/01/2056	550	409
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	2,200	1,190
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	360	373
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,400	1,394
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2024 5.000% due 06/01/2043	700	804
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,635	1,772
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,670	1,683
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,415	1,388
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	920	845
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,412
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,605	2,545
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	1,500	1,641
5.000% due 06/01/2034	4,500	4,923
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,000	2,268

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2047	3,000	2,968
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	3,500	3,515
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,650	2,257
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	3,000	3,014
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	2,000	1,965
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2037	7,500	8,534
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,500	2,443
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	2,000	2,130
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	2,000	2,004
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2048	2,500	2,716
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,475	1,621
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,000	2,145
Los Angeles, California Wastewater System Revenue Bonds, Series 2017 5.000% due 06/01/2039	1,000	1,063
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	9,950
7.000% due 11/01/2034	1,000	1,260
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	2,200	2,206
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	2,200	2,529
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,750	2,724
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	500	497
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,825	1,909
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,360	1,382
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	2,000	1,968
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040 (b)	11,000	5,812
0.000% due 08/01/2046 (b)	16,000	5,873
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	2,140	2,376
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,460	1,460
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,850	679
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,100	1,107
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (b)	1,000	459
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2047	2,185	2,105
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	2,800	3,147
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	3,500	3,552
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,500	1,464
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,200	1,311
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	501
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	561
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,700	4,065
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,650	4,022
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	3,000	2,874
5.000% due 07/01/2051	2,360	2,473
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,112
San Diego Unified School District, California General Obligation Bonds, Series 2020 4.000% due 07/01/2050	900	899
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,500	4,453
5.000% due 07/01/2048	1,000	1,123
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2047	1,000	1,044

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,750	2,856
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	4,000	4,118
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	1,530	1,531
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,800	2,021
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,200	1,311
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,750	1,755
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,800	2,005
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,800	1,782
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	850	873
5.000% due 10/01/2033	1,125	1,155
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	12,000	8,664
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,800	1,768
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,750	1,731
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,200	2,171
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,270	1,292
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	514
South San Francisco Unified School District, California General Obligation Bonds, Series 2023 4.000% due 09/01/2052	1,000	990
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	4,850	4,883
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,815	2,005
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,190	2,375
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	19,480	3,395
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	5,000	956
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	2,160	2,250
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	8,800	9,661
University of California Revenue Bonds, Series 2024 5.000% due 05/15/2043	1,000	1,144
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	3,000	2,753
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	680	748
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	3,000	2,930
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,500	1,686

		329,897

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,925	2,539
7.120% due 10/01/2038	515	501

		3,040

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,350	2,360
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2035	1,000	1,057
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	1,500	1,522

		4,939

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	2,104	2,106

NEW YORK 0.9%
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,250	1,477

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	550	527

		2,004

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	720	22

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,275	1,412

PUERTO RICO 7.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	24,300	1,834
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051	2,752	1,480
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,250	822
4.000% due 07/01/2041	1,300	1,227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (b)	20,000	4,689
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	5,425	5,411

		15,463

TEXAS 1.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	500	337
12.000% due 12/01/2045	850	746
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	2,300	2,227

		3,310

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	19,000	605
5.500% due 07/01/2044	500	458

		1,063

Total Municipal Bonds & Notes (Cost $354,553)		363,312

U.S. GOVERNMENT AGENCIES 0.9%
Freddie Mac 3.720% due 01/01/2041	2,098	1,974

Total U.S. Government Agencies (Cost $1,934)		1,974

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (e) 0.9%		1,851

Total Short-Term Instruments (Cost $1,851)		1,851

Total Investments in Securities (Cost $358,338)		367,137

Total Investments 170.4% (Cost $358,338)		$367,137
Auction Rate Preferred Shares (45.4)%		(97,875)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (26.2)%		(56,541)
Other Assets and Liabilities, net 1.2%		2,780

Net Assets Applicable to Common Shareholders 100.0%		$215,501

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,361	$1,292	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,851	U.S. Treasury Bills 0.010% due 06/18/2024	$(1,888)	$1,851	$1,852

Total Repurchase Agreements						$(1,888)	$1,851	$1,852

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$56	$0	$56
	California			0	329,897	0	329,897
	Delaware			0	3,040	0	3,040
	Illinois			0	4,939	0	4,939
	New Hampshire			0	2,106	0	2,106
	New York			0	2,004	0	2,004
	North Dakota			0	22	0	22
	Pennsylvania			0	1,412	0	1,412
	Puerto Rico			0	15,463	0	15,463
	Texas			0	3,310	0	3,310
	Virginia			0	1,063	0	1,063
U.S. Government Agencies				0	1,974	0	1,974
Short-Term Instruments
	Repurchase Agreements			0	1,851	0	1,851

Total Investments				$0	$367,137	$0	$367,137

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

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Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced